Income tax expense - Tax rates (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Income tax expense
Applicable tax rate	27.74%	27.74%	27.52%
Germany
Income tax expense
Corporate tax rate	15.00%
Solidarity surcharge on corporate tax rate	5.50%
Trade tax rate	11.92%
Primary deferred tax rate	27.74%	27.45%
Minimum | Non German
Income tax expense
Applicable tax rate	8.25%	2.50%
Maximum | Non German
Income tax expense
Applicable tax rate	31.00%	29.40%